Interest-bearing loans and borrowings - Interest-Bearing Financing Receivables (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2024	Dec. 31, 2025	Apr. 26, 2024	Apr. 22, 2024	Apr. 09, 2024	Feb. 12, 2024	Dec. 31, 2023	Jul. 31, 2017	Jul. 01, 2017
Disclosure of detailed information about borrowings [line items]
Accounts receivable		$ 4,931,000	$ 3,376,000					$ 8,612,000
Notional amount				$ 41,315,000	$ 5,000,000	$ 54,935,000	$ 9,000,000.0
Interest rate							9.50%
Other current receivables, to be recovered in the future			118,000
Other non current receivables, to be recovered in the future			397,000
Interest-bearing receivables financing
Disclosure of detailed information about borrowings [line items]
Current borrowings		2,531,000	$ 3,079,000
Interest-bearing receivables financing | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis										2.00%
Interest-Bearing Receivables Financing, Research Tax Credit
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 663,000						$ 3,369,000
Interest rate		19.80%						1.46%
Factoring of receivables | Interest-bearing receivables financing
Disclosure of detailed information about borrowings [line items]
Available borrowings, percentage of face value of accounts receivable	90.00%
Exclusion from past due period of accounts receivable		60 days
Service Sales [Member] | Factoring of receivables | Interest-bearing receivables financing
Disclosure of detailed information about borrowings [line items]
Accounts receivable									$ 800,000